Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Capital Commitments
Commitments and Contingencies
Capital commitments contracted	¥ 4,369,690	¥ 5,158,942